Prospectus [Line Items]
Risk/Return [Heading]	JNL/Mellon Capital Financial Sector Fund Class A Class I
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment) Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - JNL/MELLON CAPITAL FINANCIAL SECTOR FUND		Class A	Class I
Management Fee		0.18%	0.18%
Distribution and/or Service (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.16%	0.16%
Total Annual Fund Operating Expenses	[2]	0.64%	0.34%
Less Waiver/Reimbursement	[3]		(0.05%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	[2]		0.29%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.
[3]	JNAM has contractually agreed to waive 0.05% of the administrative fees of the Class. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Board of Managers approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Managers.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. This example also assumes that the Class I administrative fee waiver is discontinued after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example - JNL/MELLON CAPITAL FINANCIAL SECTOR FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	65	205	357	798
Class I	30	104	186	426

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2017 - 12/31/2017	9%

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the MSCI USA IMI Financials Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. As of December 31, 2017 , the market capitalization range of the Index was $123.12 million to $406.44 billion .

The Fund’s ability to achieve significant correlation with the performance of the Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Index.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code of 1896, as amended, may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.

The Fund may also invest in a combination of exchange-traded funds (“ETFs”) and cash to maintain correlation to its index, to assist with index re-balances, and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain market exposure consistent with the Fund’s investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:

•	Concentration risk – The Fund may concentrate its investments in certain securities. To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

•	Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•	Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Index investing risk – The Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s shares, changes in the composition of the index, and the Fund’s expenses. Certain regulatory limitations, such as Fund diversification requirements, may limit the ability of a Fund to completely replicate an index.

•	Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.

•	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

•	Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

•	Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The performance information s hown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.

Performance Table Heading	Average Annual Total Returns as of 12/31/2017
Performance [Table]
Average Annual Total Returns - JNL/MELLON CAPITAL FINANCIAL SECTOR FUND	1 Year	5 Years	10 Years
Class A	19.32%	17.16%	4.89%
Class A | MSCI USA IMI Financials Index (Gross) (reflects no deduction for fees, expenses or taxes)	20.13%	17.79%	5.08%
Class I	19.60%	17.40%	5.10%
Class I | MSCI USA IMI Financials Index (Gross) (reflects no deduction for fees, expenses or taxes)	20.13%	17.79%	5.08%

Classes | Class A
Prospectus [Line Items]
Bar Chart [Heading]	Annual Total Returns as of December 31 Class A
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best Quarter (ended 6/30/2009): 29.17%; Worst Quarter (ended 12/31/2008): -33.22%
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Jun. 30, 2009
Highest Quarterly Return	29.17%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Dec. 31, 2008
Lowest Quarterly Return	(33.22%)
Classes | Class I
Prospectus [Line Items]
Bar Chart [Heading]	Annual Total Returns as of December 31 Class I
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Best Quarter (ended 6/30/2009): 29.24%; Worst Quarter (ended 12/31/2008): -33.15%
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Jun. 30, 2009
Highest Quarterly Return	29.24%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Dec. 31, 2008
Lowest Quarterly Return	(33.15%)